Summary of Significant Accounting Policies (Tables)	9 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Schedule of Fixed Assets

Fixed assets consist of the following:

	Estimated Useful Lives in years	June 30,		March 31,
		2014	2013	2015
				(unaudited)
Lab equipment	3 - 5	90,000	81,000	90,000
Less accumulated depreciation		(33,000)	(6,000)	(53,000)

Fixed assets, net		$57,000	$75,000	$37,000

Aytu recorded the following depreciation expense in the respective periods:

	Year Ended June 30,		March 31, 2015
	2014	2013
			(unaudited)
Depreciation expense	$27,000	$6,000	$20,000

Schedule of Patents

Patents consist of the following:

	June 30,		March 31, 2015
	2014	2013
			(unaudited)
Patents	$880,000	$880,000	$880,000
Less accumulated armortization	(180,000)	(110,000)	(234,000)

Patents, net	$700,000	$770,000	$646,000

Schedule of Amortization Expense	Aytu recorded the following amortization expense in the respective periods:

	Year Ended June 30,		Nine Months Ended
	2014	2013	March 31, 2015
			(unaudited)
Amortization expense	$70,000	$53,000	$54,000

Schedule of Future Amortization Expense	Future amortization from the nine months ended March 31, 2015 is as follows:

2015	$18,000
2016	71,000
2017	71,000
2018	71,000
2019	71,000
Thereafter	344,000

$646,000

Schedule of Research and Development Expense

Research and development costs are expensed as incurred with expenses recorded in the respective periods as follows:

	Year Ended June 30,		March 31, 2015
	2014	2013
			(unaudited)
Research and development costs	$4,059,000	$2,756,000	$2,574,000